Inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total inventories	R$ 293,529	R$ 331,783
Inventories gross	310,054	346,207
Losses on adjustment to realizable amount	(16,525)	(14,424)
Mobile Handsets And Tablets [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	187,866	203,596
Accessories And Prepaid Cards [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	98,868	113,363
TIM Chips [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	R$ 23,320	R$ 29,248